PAYROLL PROCEDURE	12 Months Ended
Dec. 31, 2018
PAYROLL PROCEDURE
NOTE 14 - PAYROLL PROCEDURE	Payroll is processed by an independent payroll company, ADP, to determine the taxes to be withheld and paid.